Cover	Jul. 17, 2023
Cover [Abstract]
Entity Registrant Name	CYBER APP SOLUTIONS CORP.
Entity Central Index Key	0001851048
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Entity Emerging Growth Company	false
Document Period End Date	Jul. 17, 2023
Entity File Number	333-254676
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1585090
Entity Address Address Line 1	2000 Bering Drive
Entity Address Address Line 2	Suite 875
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77057
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	400-2987